Loss Per Share (Details) - Schedule of Potential Shares of Antidilutive Common Stock - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Public and private placement warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive common shares	10,861,250
Unvested stock based compensation awards with service and performance vesting conditions [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive common shares	1,500	3,150